Subsequent Events (Details)	Apr. 17, 2024 USD ($)	Apr. 17, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 CNY (¥)	Jan. 30, 2024 USD ($)	Jan. 30, 2024 CNY (¥)	Jan. 23, 2024 USD ($)	Jan. 23, 2024 CNY (¥)	Dec. 29, 2023 USD ($)	Dec. 29, 2023 CNY (¥)	Feb. 14, 2023 USD ($)	Feb. 14, 2023 CNY (¥)	Jan. 06, 2023 USD ($)	Jan. 06, 2023 CNY (¥)
Bank of Beijing [Member]
Subsequent Events (Details) [Line Items]
Short-term loan									$ 422,541	¥ 3,000,000			$ 422,541	¥ 3,000,000
Loan interest rate									4.30%	4.30%
Pledged value									$ 1,940,000	¥ 14,000,000
Bank of Beijing [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Short-term loan							$ 563,388	¥ 4,000,000
Loan interest rate							3.70%	3.70%
Pledged value							$ 1,940,000	¥ 14,000,000
Weihai City Commercial Bank [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Short-term loan			$ 1,126,776	¥ 8,000,000
Loan interest rate			3.70%	3.70%
Bank of Rizhao [Member]
Subsequent Events (Details) [Line Items]
Loan interest rate											5.50%	5.50%
Pledged value											$ 2,090,000.00	¥ 14,805,100
Shenzhen Qianhai WeBank Co., Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Short-term loan					$ 422,541	¥ 3,000,000
Loan interest rate					6.2856%	6.2856%
Forecast [Member] | Bank of Rizhao [Member]
Subsequent Events (Details) [Line Items]
Short-term loan	$ 1,126,776	¥ 8,000,000
Loan interest rate	3.70%	3.70%
Pledged value	$ 681,110	¥ 4,835,808